Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)					1 Months Ended	12 Months Ended
	Apr. 01, 2019	Mar. 31, 2019	May 01, 2018	Apr. 30, 2018	Sep. 01, 2012	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies [Line Items]
Right-of-use assets						$ 2,073,263	$ 3,988,004
Net cash (used in) provided by operating activities						(4,346,713)	(8,245,623)	$ (32,714,475)
Net cash provided by financing activities						(924,965)	8,005,874	4,466,600
Equity investments without readily determinable fair value						1,241,398	1,605,459
Equity method investment							766,583	778,721
Impairment losses on long-lived assets						0	0	0
Goodwill impairment losses						0	0	0
Impairment loss on indefinite intangible assets						0	0	0
VAT tax rate	13.00%	16.00%	16.00%	17.00%	6.00%
Business taxes and related surcharges						$ 152,298	310,257	349,270
VAT payable subscription-based revenue, percentage						3.00%
VAT refunds						$ 113,590	96,709	189,335
Deferred revenue recognized						16,877,492	9,990,732	15,077,745
Cash and cash equivalents						4,903,975	1,241,702	4,271,342
Advertising expenses, total						418,153	87,629	540,574
Commissions paid, total						$ 6,817,544	$ 7,836,793	$ 11,110,741
Revenue | Customer Concentration Risk
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage						10.00%	10.00%	10.00%
Minimum
Summary of Significant Accounting Policies [Line Items]
Business tax on services provided						3.00%
Maximum
Summary of Significant Accounting Policies [Line Items]
Business tax on services provided						5.00%
Revision of Prior Period, Error Correction, Adjustment
Summary of Significant Accounting Policies [Line Items]
Increase in current liabilities							$ 3,019,863
Decrease in non-current liabilities							3,019,863
Net cash (used in) provided by operating activities							3,053,877
Net cash provided by financing activities							$ (3,053,877)